Initial Public Offering	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Initial Public Offering
Initial Public Offering

3. Initial Public Offering

Public Units

On July 3, 2018, the Company closed its Initial Public Offering of 28,750,000 Units at a price of $10.00 per Unit, including 3,750,000 Units issued pursuant to the exercise in full of the underwriters’ over-allotment option. Each Unit consists of one of the Company’s Class A ordinary shares, par value $0.0001 per share, and one-half of one redeemable warrant (the “Warrants”). Each whole Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share. Each Warrant will become exercisable on the later of 30 days after the completion of the initial Business Combination or 12 months from the closing of the Initial Public Offering. However, if the Company does not complete its initial Business Combination on or prior to the 24‑month period allotted to complete the Business Combination, the Warrants will expire at the end of such period. If the Company is unable to deliver registered ordinary shares to the holder upon exercise of Warrants during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement governing the Company’s warrants.

The Company paid an underwriting discount at the closing of the Initial Public Offering of $3.95 million. An additional fee of approximately $6.91 million was deferred and will become payable upon the Company’s completion of an initial Business Combination. The deferred portion of the discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.

Antony Leung and Carl Wu, Chairman and Chief Executive Officer of the Company, purchased 900,000 Units in the Initial Public Offering and certain other investors identified by Mr. Leung and Mr. Wu purchased 8.1 million Units in the Initial Public Offering. The underwriters did not and will not receive any underwriting discounts or commissions on the 9 million units purchased by such parties, including Mr. Leung and Mr. Wu.

Note 3.  Initial Public Offering

Public Units

On July 3, 2018, the Company closed its Initial Public Offering of 28,750,000 Units at a price of $10.00 per Unit, including 3,750,000 Units issued pursuant to the exercise in full of the underwriters’ over-allotment option. Each Unit consists of one of the Company’s Class A ordinary shares, par value $0.0001 per share, and one-half of one redeemable warrant (the “Warrants”). Each whole Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share. Each Warrant will become exercisable on the later of 30 days after the completion of the initial Business Combination or 12 months from the closing of the Initial Public Offering. However, if the Company does not complete its initial Business Combination on or prior to the 24‑month period allotted to complete the Business Combination, the Warrants will expire at the end of such period. If the Company is unable to deliver registered ordinary shares to the holder upon exercise of Warrants during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement governing the Company’s warrants.

The Company paid an underwriting discount at the closing of the Initial Public Offering of $3.95 million. An additional fee of approximately $6.91 million was deferred and will become payable upon the Company’s completion of an initial Business Combination. The deferred portion of the discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.

Antony Leung and Carl Wu, Chairman and Chief Executive Officer of the Company, purchased 900,000 Units in the Initial Public Offering and certain other investors identified by Mr. Leung and Mr. Wu purchased 8.1 million Units in the Initial Public Offering. The underwriters did not and will not receive any underwriting discounts or commissions on the 9 million units purchased by such parties, including Mr. Leung and Mr. Wu.